Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Net Loss Per Share
Schedule of Net Loss Per Share, Basic and Diluted

	September 30,
(in thousands, except per share amounts)	2020	2019
Numerator for basic and diluted net loss per share:
Net loss attributable to Desktop Metal, Inc Common Stockholders	$(65,027)	$(75,769)
Denominator for basic and diluted net loss per share:
Weighted average shares	29,457	22,395
Net loss per share—Basic and Diluted	$(2.21)	$(3.38)